Self-Directed Life
                        A flexible life insurance Policy

                                 Annual Report
                               December 31, 2001


Funded by T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series,
                    Inc., T. Rowe Price International Series, Inc.,
                             and Janus Aspen Series

                                February 15, 2002

Dear Policy Owner:

The economy and the stock markets were in a declining trend prior to the tragic events of September 11th. The terrorist attack has exacerbated and possibly lengthened the ecomonic downturn. The result was that in 2001 we experienced the first recession in ten years and witnessed back-to-back years of negative stock market returns - something that last occurred in 1973-1974.

Looking forward, there are reasons for cautious optimism in 2002:

< Stocks have recovered from the rapid decline following September 11.
< Congress and the Federal Reserve are attempting to prime the economic pump.
< The Federal Reserve cut interest rates 11 times in 2001.
< Congress is working to finalize a stimulus package to help both business and the consumer.

These stimulative monitory and fiscal policies should lead to economic recovery, but it will most likely be in the second half of 2002.

Thank you for choosing Sentry to help meet your long-term investment needs. We value your business and appreciate your confidence in Sentry to provide this service.

Sincerely,


Wallace D. Taylor, President
Sentry Life Insurance Company


The composition and holdings of the Portfolios are subject to change. Shares of the separate Portfolios of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc. and Janus Aspen Institutional Series are sold only through the currently effective prospectus and are not available to the general public. Shares of these portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. This material is authorized for distribution only when preceded or accompanied by a prospectus. The investments for the Portfolios are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolios. You should be aware that the Portfolios are likely to differ from other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.

                         SENTRY LIFE INSURANCE COMPANY
                         Sentry Variable Life Account I
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2001


Assets:

Investments at market value:

 Janus Aspen Series:
   Aspen Growth Portfolio, 5,019 shares (cost $111,186)            $    99,787
   Aspen Aggressive Growth Portfolio, 149,339 shares (cost
     $7,256,942)                                                     3,282,481
   Aspen Capital Appreciation Portfolio, 3,252 shares
     (cost $81,081)                                                     67,392
   Aspen Worldwide Growth Portfolio, 1,431 shares (cost
     $52,415)                                                           40,841
   Aspen Balanced Portfolio, 2,248 shares (cost $53,019)                50,748

 T. Rowe Price Fixed Income Series, Inc.:
   Prime Reserve Portfolio, 443,004 shares (cost $443,004)             443,004
   Limited Term Bond Portfolio, 31,330 shares (cost $151,985)          158,528

 T. Rowe Price Equity Series, Inc.:
   Equity Income Portfolio, 952 shares (cost $18,365)                   18,253
   Personal Strategy Balanced Portfolio, 122,211 shares
     (cost $1,907,633)                                               1,798,942

 T. Rowe Price International Series, Inc.:
   International Stock Portfolio, 347 shares (cost $4,403)               3,975
                                                                         -----
                        Total assets                                 5,963,951
Liabilities:

Accrued expenses                                                         6,069

Net Assets                                                         $ 5,957,882
                                                                   ===========

The accompanying notes are an integral part of these financial statements

                         SENTRY LIFE INSURANCE COMPANY
                         Sentry Variable Life Account I
                            STATEMENTS OF OPERATIONS

                                                              For the Periods ended December 31,


                                               T. Rowe Price Prime Reserve*            T. Rowe Price Limited Term Bond*
                                              2001         2000         1999            2001         2000         1999
Investment Income:
 Dividends ................................   $  9,199   $ 11,256   $  7,204            $ 8,198   $  7,413    $  9,279
Expenses:
 Mortality and expense risk charges .......      2,230      1,738      1,794              1,324      1,164       1,826
                                                 -----      -----      -----              -----      -----       -----
Net investment income (loss) ..............      6,969      9,518      5,410              6,874      6,249       7,453
                                                 -----      -----      -----              -----      -----       -----
Realized gains (losses) on investments:
 Realized net investment gain (loss) ......       --         --         --                1,141     (4,932)     (1,292)
 Capital gain distributions received ......       --         --         --                 --         --          --
 Realized gain (loss) on investments and
  capital gain distributions, net .........       --         --         --                1,141     (4,932)     (1,292)
Unrealized appreciation (depreciation), net       --         --         --                2,523      8,796      (5,431)
                                                                                          -----      -----      ------
Net increase (decrease) in net assets
 from operations ..........................   $  6,969   $  9,518   $  5,410           $ 10,538   $ 10,113    $    730
                                              ========   ========   ========           ========   ========    ========

The accompanying notes are an integral part of these financial statements

                                                              For the Periods ended December 31,

                                                   Janus Aspen Aggressive Growth*       T. Rowe Price Personal Strategy Balanced*
                                                 2001         2000           1999           2001         2000         1999
Investment Income:
 Dividends ................................   $      --    $   405,984     $  --        $ 54,020     $ 56,562      $ 23,533
Expenses:
 Mortality and expense risk charges .......        34,458       66,925       55,295       16,887       16,958        15,401
                                                   ------       ------       ------       ------       ------        ------
Net investment income (loss) ..............       (34,458)     339,059      (55,295)      37,133       39,604         8,132
                                                  -------      -------      -------       ------       ------         -----
Realized gains (losses) on investments:
 Realized net investment gain (loss) ......    (1,020,330)   2,038,383      100,296      (29,738)     377,941         9,272
 Capital gain distributions received ......          --        409,918      263,051         --         96,211        34,863
 Realized gain (loss) on investments and
  capital gain distributions, net .........    (1,020,330)   2,448,301      363,347      (29,738)     474,152        44,135
Unrealized appreciation (depreciation), net    (1,065,581)  (5,276,823)   2,185,546      (74,536)    (468,953)      394,033
                                               ----------   ----------    ---------      -------     --------       -------
Net increase (decrease) in net assets
 from operations ..........................   $(2,120,369) $(2,489,463) $ 2,493,598     $(67,141)    $ 44,803      $446,300
                                              ===========  ===========  ===========     ========     ========      ========

*Portfolios were substituted on January 7, 2000. See Note 1 to the financial statements.

The accompanying notes are an integral part of these financial statements

                                                                      For the Periods ended December 31,

                                                  T. Rowe Price           T. Rowe Price
                                                  Equity Income        International Stock      Janus Aspen Growth
                                                 2001      2000**        2001      2000**        2001       2000**
Investment Income:
 Dividends ................................   $  256       $  23         $  77      $ 12         $ 53        $ 399
Expenses:
 Mortality and expense risk charges .......      145           9            25         7          532          114
                                                 ---           -            --         -          ---          ---
Net investment income (loss) ..............      111          14            52         5         (479)         285
                                                 ---          --            --         -         ----          ---
Realized gains (losses) on investments:
 Realized net investment gain (loss) ......     (693)          4          (402)       (8)      (8,067)        (572)
 Capital gain distributions received ......      222         106            -         59          124          911
                                                 ---         ---                      --          ---          ---
 Realized gain (loss) on investments and
  capital gain distributions, net .........     (471)        110          (402)       51       (7,943          339
Unrealized appreciation (depreciation), net     (244)        132          (221)     (207)      (5,224)      (6,175)
                                                ----         ---          ----      ----       ------       ------
Net increase (decrease) in net assets
 from operations ..........................   $ (604)      $ 256        $ (571)   $ (151)   $ (13,646)     $(5,551)
                                              ======       =====        ======    ======    =========      =======

**Commenced offering on May 1, 2000.

The accompanying notes are an integral part of these financial statements

                                                                 For the Periods ended December 31,
                                                  Janus Aspen               Janus Aspen             Janus Aspen
                                              Capital Appreciation        Worldwide Growth            Balanced
                                                 2001       2000**        2001        2000**        2001     2000**
Investment Income:
 Dividends ................................   $   810     $   248       $    200     $    424     $ 1,175    $ 312
Expenses:
 Mortality and expense risk charges .......       524          84            351          148         356      57
                                                  ---          --            ---          ---         ---      --
Net investment income (loss) ..............       286         164           (151)         276         819      255
Realized gains (losses) on investments:
 Realized net investment gain (loss) ......    (4,365)       (123)        (6,498)      (1,382)     (1,037)    (412)
 Capital gain distributions received ......       -             1           -           1,273          -        71
                                                                -                       -----                   --
 Realized gain (loss) on investments and
  capital gain distributions, net .........    (4,365)       (122)        (6,498)        (109)     (1,037)    (341)
Unrealized appreciation (depreciation), net    (8,758)     (4,931)        (4,396)      (7,179)     (1,908)    (363)
                                               ------      ------         ------       ------      ------     ----
Net increase (decrease) in net assets
 from operations ..........................   $(12,837)   $(4,889)      $(11,045)    $(7,012)     $(2,126)   $(449)
                                              ========    =======       ========     =======      =======    =====

**Commenced offering on May 1, 2000.

The accompanying notes are an integral part of these financial statements

                         SENTRY LIFE INSURANCE COMPANY
                         Sentry Variable Life Account I
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                    For the Periods ended December 31,

                                                   T. Rowe Price Prime Reserve*         T. Rowe Price Limited Term Bond*
                                                   2001         2000         1999        2001         2000        1999
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) ..............   $   6,969    $   9,518    $   5,410    $   6,874    $   6,249    $   7,453
 Realized gains (losses) ...................        --           --           --          1,141       (4,932)      (1,292)
 Unrealized appreciation (depreciation), net        --           --           --          2,523        8,796       (5,431)
                                                                                          -----        -----       ------
Net increase (decrease) in net assets
 from operations ...........................       6,969        9,518        5,410       10,538       10,113          730
                                                   -----        -----        -----       ------       ------          ---
Contract transactions:
 Purchase payments .........................     179,412      244,736      246,966       25,822       24,279       28,494
 Transfers between subaccounts, net ........      87,584     (246,676)    (183,953)       4,331      (59,964)       1,011
 Withdrawals and surrenders ................      (3,187)     (20,399)      (4,075)      (9,707)     (13,465)      (6,359)
 Monthly deductions ........................     (20,270)        (134)     (19,814)      10,832)        (113)     (11,956)
 Policy loans ..............................      (3,182)      (1,400)        (142)      (2,278)      (1,682)        (115)
 Death benefits ............................        --           --           --           --           --           --
Net increase (decrease) in net assets
 derived from contract transactions ........     240,357      (23,873       38,982        7,336      (50,945)      11,075
                                                 -------      -------       ------        -----      -------       ------
Total increase (decrease) in net assets ....     247,326      (14,355)      44,392       17,874      (40,832)      11,805
Net assets at beginning of year ............     194,511      208,866      164,474      139,529      180,361      168,556
                                                 -------      -------      -------      -------      -------      -------
Net assets at end of year ..................   $ 441,837    $ 194,511    $ 208,866    $ 157,403    $ 139,529    $ 180,361
                                               =========    =========    =========    =========    =========    =========

*Portfolios were substituted on January 7, 2000. See Note 1 to the financial statements.

The accompanying notes are an integral part of these financial statements.

                                                                         For the Periods ended December 31,

                                                     Janus Aspen Aggressive Growth*       T. Rowe Price Personal Strategy Balanced*
                                                    2001           2000         1999            2001         2000           1999
Increase (decrease) in net assets from
  operations:
 Net investment income (loss) ..............   $   (34,458)   $   339,059   $   (55,295)   $   37,133    $   39,604    $     8,132
 Realized gains (losses) ...................    (1,020,330)     2,448,301       363,347       (29,738)      474,152         44,135
 Unrealized appreciation (depreciation), net    (1,065,581)    (5,276,823)    2,185,546       (74,536)     (468,953)       394,033
                                                ----------     ----------     ---------       -------      --------        -------
Net increase (decrease) in net assets
 from operations ...........................    (2,120,369)    (2,489,463)    2,493,598       (67,141)       44,803        446,300
                                                ----------     ----------     ---------       -------        ------        -------
Contract transactions:
 Purchase payments .........................       843,379        895,034       922,776       227,378       346,837        275,290
 Transfers between subaccounts, net ........       (69,250)       297,947       141,942      (106,471       (74,688)        41,000
 Withdrawals and surrenders ................      (244,053)      (817,572)     (400,076)      (48,227)     (206,133)      (204,024)
 Monthly deductions ........................      (375,020)        (7,850)     (347,478)     (121,314)       (1,741)      (112,051)
 Policy loans ..............................        (6,874)        (1,243)     (232,500)       (1,847)      (49,738)        (3,742)
 Death benefits ............................          --           (5,801)      (29,589)         --            --           (4,163)
                                                                   ------       -------                                     ------
Net increase (decrease) in net assets
 derived from contract transactions ........       148,182        360,515        55,075       (50,481)       14,537         (7,690)
                                                   -------        -------        ------       -------        ------         ------
Total increase (decrease) in net assets ....    (1,972,187)    (2,128,948)    2,548,673      (117,622)       59,340        438,610
Net assets at beginning of year ............     5,253,724      7,382,672     4,833,999     1,916,085     1,856,745      1,418,135
                                                 ---------      ---------     ---------     ---------     ---------      ---------
Net assets at end of year ..................   $ 3,281,537    $ 5,253,724   $ 7,382,672    $1,798,463    $1,916,085    $ 1,856,745
                                               ===========    ===========   ===========    ==========    ==========    ===========

*Portfolios were substituted on January 7, 2000. See Note 1 to the financial statements.

The accompanying notes are an integral part of these financial statements

                                                                    For the Periods ended December 31,

                                                    T. Rowe Price       T. Rowe Price
                                                    Equity Income     International Stock     Janus Aspen Growth
                                                   2001      2000**     2001       2000**       2001      2000**

Increase (decrease) in net assets from
  operations:
 Net investment income (loss) ..............   $    111    $    14    $    52    $     5    $   (479)   $    285
 Realized gains (losses) ...................       (471)       110       (402)        51      (7,943)        339
 Unrealized appreciation (depreciation), net       (244)       132       (221)      (207)     (5,224)     (6,175)
                                                   ----        ---       ----       ----      ------      ------
Net increase (decrease) in net assets
 from operations ...........................       (604)       256       (571)      (151)    (13,646)     (5,551)
                                                   ----        ---       ----       ----     -------      ------
Contract transactions:
 Purchase payments .........................     12,835      1,324      2,408      1,297      51,879      13,591
 Transfers between subaccounts, net ........      7,784      1,413        656      1,112      42,893      23,241
 Withdrawals and surrenders ................     (1,027)       (62)      --          (49)     (1,528)     (1,306)
 Monthly deductions ........................     (3,271)      --         (475)      --       (10,255)       --
 Policy loans ..............................       (550)      --         (284)      --          (177)       --
 Death benefits ............................       --         --         --         --          --          --
Net increase (decrease) in net assets
 derived from contract transactions ........     15,771      2,675      2,305      2,360      82,812      35,526
                                                 ------      -----      -----      -----      ------      ------
Total increase (decrease) in net assets ....     15,167      2,931      1,734      2,209      69,166      29,975
Net assets at beginning of year ............      2,931       --        2,209       --        29,975        --
                                                  -----                 -----                 ------
Net assets at end of year ..................   $ 18,098    $ 2,931    $ 3,943    $ 2,209    $ 99,141    $ 29,975
                                               ========    =======    =======    =======    ========    ========

**Commenced offering on May 1, 2000.

The accompanying notes are an integral part of these financial statements


                                                                       For the Periods ended December 31,

                                                     Janus Aspen           Janus Aspen               Janus Aspen
                                                 Capital Appreciation    Worldwide Growth            Balanced
                                                   2001      2000**      2001        2000**       2001       2000**
Increase (decrease) in net assets from
  operations:
 Net investment income (loss) ..............   $    286    $    164    $   (151)   $    276    $    819    $    255
 Realized gains (losses) ...................     (4,365)       (122)     (6,498)       (109)     (1,037)       (341)
 Unrealized appreciation (depreciation), net     (8,758)     (4,931)     (4,396)     (7,179)     (1,908)       (363)
                                                 ------      ------      ------      ------      ------        ----
Net increase (decrease) in net assets
 from operations ...........................    (12,837)     (4,889)    (11,045)     (7,012)     (2,126)       (449)
                                                -------      ------     -------      ------      ------        ----
Contract transactions:
 Purchase payments .........................     26,690      24,072      19,708      22,212      27,858      22,954
 Transfers between subaccounts, net ........     18,893      25,901       2,106      26,476      11,474       5,238
 Withdrawals and surrenders ................     (4,554)     (1,078)     (6,997)     (1,019)     (6,795)     (1,528)
 Monthly deductions ........................     (5,414)       --        (3,995)       --        (6,291)       --
 Policy loans ..............................       --          --           (93)       --          --          --
 Death benefits ............................       --          --          --          --          --          --
Net increase (decrease) in net assets
 derived from contract transactions ........     35,615      48,895      10,729      47,669      26,246      26,664
                                                 ------      ------      ------      ------      ------      ------
Total increase (decrease) in net assets ....     22,778      44,006        (316)     40,657      24,120      26,215
Net assets at beginning of year ............     44,006        --        40,657        --        26,215        --
                                                 ------                  ------                  ------
Net assets at end of year ..................   $ 66,784    $ 44,006    $ 40,341    $ 40,657    $ 50,335    $ 26,215
                                               ========    ========    ========    ========    ========    ========

**Commenced offering on May 1, 2000.

The accompanying notes are an integral part of these financial statements

NOTES TO FINANCIAL STATEMENTS
December 31, 2001, 2000 and 1999

1. Organization
    The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Life Account was established by the Company on February 12, 1985 and commenced operations on January 13, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

    Prior to January 7, 2000, all assets of each subaccount of the Variable Life Account were invested in shares of corresponding portfolios of the Neuberger Berman Advisers Management Trust (Trust). On January 7, 2000, the Company substituted shares of certain Portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and Janus Aspen Series for shares of certain Portfolios of the Trust (the "Substitution") as follows:

    From these Portfolios: Into these Portfolios:

   AMT Liquid Asset Portfolio              T. Rowe Price Prime Reserve Portfolio
   AMT Limited Maturity Portfolio T. Rowe Price Limited Term Bond Portfolio AMT Balanced Portfolio T. Rowe Price Personal Strategy Balanced Portfolio
   AMT Growth Portfolio           Janus Aspen Series Aggressive Growth Portfolio


    The substitution had no effect on a subaccount's unit value or number of units outstanding. The new subaccount name is reflected in the Statements of Operations and Statements of Changes in Net Assets for periods prior to the substitution, although the investment activity relates to the Portfolios in place during these periods.

    On May 1, 2000, the Company began offering six additional subaccounts with related Portfolios as investment options in connection with the Contract. The additional Portfolios are as follows:

     T. Rowe Price Equity Series, Inc.
         T. Rowe Price Equity Income Portfolio
     T. Rowe Price International Series, Inc.
         T. Rowe Price International Stock Portfolio

     Janus Aspen Series
         Balanced Portfolio
         Growth Portfolio
         Capital Appreciation Portfolio
         Worldwide Growth Portfolio

The Trust and the Portfolios (collectively the Funds) are diversified open-end management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports are included in the Variable Life Account's Annual Report.

2. Significant Accounting Policies

    Valuation of Investments

    Investments in shares of the Funds are valued at the Funds' offering and redemption price per share.

    Securities Transactions and Investment Income

    Transactions in shares of the Funds are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on the basis of specific identification.

   Federal Income Taxes

     The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity. Under Federal income tax law, net investment income and net realized investment gains of the Variable Life Account which are applied to increase net assets are not taxed.

3. Purchases and Sales of Securities

   In 2001, purchases and proceeds on sales of the Funds' shares were as follows:
                                                                   Proceeds
                                                      Purchases    on Sales

Janus Aspen Growth Portfolio .....................   $   96,855   $   13,865
Janus Aspen Aggressive Growth Portfolio ..........      930,423      816,242
Janus Aspen Capital Appreciation Portfolio .......       46,555       10,130
Janus Aspen Worldwide Growth Portfolio ...........       22,110       11,181
Janus Aspen Balanced Portfolio ...................       40,729       13,308
T. Rowe Price Prime Reserve Portfolio ............      452,664      205,000
T. Rowe Price Limited Term Bond Portfolio ........       39,063       23,946
T. Rowe Price Equity Income Portfolio ............       45,879       29,629
T. Rowe Price Personal Strategy Balanced Portfolio      327,812      341,274
T. Rowe Price International Stock Portfolio ......        3,157          775
                                                          -----          ---
        Total ....................................   $2,005,247   $1,465,350
                                                     ==========   ==========


In 2000, purchases and proceeds on sales of the Funds' shares were as follows:
                                                                     Proceeds
                                                       Purchases     on Sales

Janus Aspen Growth Portfolio .....................   $    41,268   $     4,434
Janus Aspen Aggressive Growth Portfolio ..........     9,437,244     8,328,139
Janus Aspen Capital Appreciation Portfolio .......        53,382         4,238
Janus Aspen Worldwide Growth Portfolio ...........        55,737         6,370
Janus Aspen Balanced Portfolio ...................        34,215         7,168
T. Rowe Price Prime Reserve Portfolio ............       529,674       542,873
T. Rowe Price Limited Term Bond Portfolio ........       217,553       262,138
T. Rowe Price Equity Income Portfolio ............         2,866            62
T. Rowe Price Personal Strategy Balanced Portfolio     2,362,038     2,211,535
T. Rowe Price International Stock Portfolio ......         2,480            49
                                                           -----            --
        Total ....................................   $12,736,457   $11,367,006
                                                     ===========   ===========

In 1999, purchases and proceeds on sales of the Trust's shares were as follows:
                                       Proceeds
                                       Purchases    on Sales

AMT Liquid Asset Portfolio ........   $  318,521   $  274,587
AMT Growth Portfolio ..............    1,391,451    1,128,326
AMT Limited Maturity Bond Portfolio       40,920       22,563
AMT Balanced Portfolio ............      436,890      401,184
                                         -------      -------
        Total .....................   $2,187,782   $1,826,660
                                      ==========   ==========

4. Expenses and Related Party Transactions

   A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable Life Account on a daily basis which is equal, on an annual basis, to 1.05% (.90% mortality and expense risk and .15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account. These charges compensate the Company for assuming these risks under the variable life contract. The liability for accrued mortality and expense risk premium and death benefit guarantee risk charge amounted to $5,154 at December 31, 2001. At the beginning of each policy month, the Company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units. This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee. The administrative fee reimburses the Company for administrative expenses relating to the issuance and maintenance of the contract. The Company deducts a front-end sales expense charge of 5.0% from each premium payment. A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy. The full surrender charge will be reduced during the first nine contract years until it reaches zero in the tenth contract year.

   The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity. Premium taxes up to 4% are imposed by certain states.

5. Changes in Units Outstanding
   The changes in units outstanding for the year ended December 31, 2001 were as follows:
                                                                         Net
                                                     Units   Units     Increase
                                                     Issued  Redeemed (Decrease)

Janus Aspen Growth Portfolio .....................   14,848    2,129    12,719
Janus Aspen Aggressive Growth Portfolio ..........   40,043   33,607     6,436
Janus Aspen Capital Appreciation Portfolio .......    6,876    1,543     5,333
Janus Aspen Worldwide Growth Portfolio ...........    3,170    1,685     1,485
Janus Aspen Balanced Portfolio ...................    4,253    1,451     2,802
T. Rowe Price Prime Reserve Portfolio ............   24,767   11,403    13,364
T. Rowe Price Limited Term Bond Portfolio ........    1,466    1,123       343
T. Rowe Price Equity Income Portfolio ............    3,907    2,584     1,323
T. Rowe Price Personal Strategy Balanced Portfolio    9,143   10,945    (1,802)
T. Rowe Price International Stock Portfolio ......      457      118       339

The changes in units outstanding for the year ended December 31, 2000 were as follows:
                                                                         Net
                                                     Units   Units     Increase
                                                     Issued  Redeemed (Decrease)

Janus Aspen Growth Portfolio .....................    4,160      465    3,695
Janus Aspen Aggressive Growth Portfolio ..........   30,375   24,032    6,343
Janus Aspen Capital Appreciation Portfolio .......    6,024      453    5,571
Janus Aspen Worldwide Growth Portfolio ...........    5,787      722    5,065
Janus Aspen Balanced Portfolio ...................    3,448      733    2,715
T. Rowe Price Prime Reserve Portfolio ............   17,963   19,389   (1,426)
T. Rowe Price Limited Term Bond Portfolio ........    1,548    4,383   (2,835)
T. Rowe Price Equity Income Portfolio ............      263        5      258
T. Rowe Price Personal Strategy Balanced Portfolio   13,557   13,025      532
T. Rowe Price International Stock Portfolio ......      262        6      256

The changes in units outstanding for the year ended December 31, 1999 were as follows:
                                       Units   Units   Net Increase
                                      Issued  Redeemed  (Decrease)

AMT Liquid Asset Portfolio ........   18,964   16,614    2,350
AMT Growth Portfolio ..............   33,134   29,331    3,803
AMT Limited Maturity Bond Portfolio    1,748    1,136      612
AMT Balanced Portfolio ............   15,724   16,308     (584)

6. Unit Values
   A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2001 follows:

                                                                  Expenses   Income
                                                                 as a % of    as a
                                                 Net Assets       Average     % of
                                                 Unit                Net      Net     Total
Portfolio                             Units      Value   (000's)   Assets*   Assets  Return

Janus Aspen Growth ..............    16,414   $    6.04  $   99      1.05%    .09%  (25.54)%
Janus Aspen Aggressive Growth ...   162,267       20.22   3,282      1.05      --   (40.02)
Janus Aspen Capital Appreciation     10,904        6.12      67      1.05    1.38   (22.46)
Janus Aspen Worldwide Growth ....     6,550        6.16      40      1.05     .52   (23.26)
Janus Aspen Balanced ............     5,517        9.12      50      1.05    2.90    (5.52)
T. Rowe Price Prime Reserve .....    24,480       18.05     442      1.05    3.44     3.15
T. Rowe Price Limited Term Bond .     7,439       21.16     157      1.05    5.59     7.62
T. Rowe Price Equity Income .....     1,581       11.44      18      1.05    1.56      .55
T. Rowe Price Personal Strategy
   Balanced .....................    59,442       30.26   1,798      1.05    2.91    (3.29)
T. Rowe Price International Stock       595        6.63       4      1.05    2.84   (23.04)

*Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

At December 31, 2001 significant concentrations of ownership were as follows:
                                               Number of
                                           Contract Owners  Percentage Owned

Janus Aspen Growth Portfolio                        4             63.4
Janus Aspen Capital Appreciation Portfolio          3             68.8
Janus Aspen Worldwide Growth Portfolio              2             58.9
Janus Aspen Balanced Portfolio                      2             49.0
T. Rowe Price Prime Reserve Portfolio               1             49.6
T. Rowe Price Limited Term Bond Portfolio           1             10.2
T. Rowe Price Equity Income Portfolio               5             62.0
T. Rowe Price International Stock Portfolio         2             76.8

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Directors
Sentry Life Insurance Company
   and
The Contract Owners of
Sentry Variable Life Account I:

In our opinion, the accompanying combined statement of assets and liabilities and the related separate statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Life Account I, and its Janus Aspen Growth Portfolio, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, Janus Aspen Balanced Portfolio, T. Rowe Price Prime Reserve Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Limited Term Bond Portfolio, T. Rowe Price Personal Strategy Balanced Portfolio, and T. Rowe Price International Stock Portfolio at December 31, 2001, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Sentry Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001, by correspondence with the custodian, provide a reasonable basis for our opinion.



s/PricewaterhouseCoopers

Milwaukee, Wisconsin
February 8, 2002